Short-Term Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Short-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings

The following table sets forth the loan agreements of short-term borrowings from banks:

			Amount	Annual Interest	Repayment
Date	Borrower	Lender	($)	Rate	Due Date
January 9, 2024	Ambow Education Inc.	Cathay BANK	1,200	6.00%	December 27, 2025
October 11, 2022	Ambow Education Inc.	Cathay BANK	1,500	6.29%	October 10, 2025
June 12, 2025	NewSchool of Architecture & Design	EverTrust Bank	2,204	6.75%	Based on the actual repayment